Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2022

Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 94.7%
Fixed Income Securities - 86.4%
Corporate Convertible Bonds - 86.1%
Communication Services - 5.6%
$ 1,000,000 Infinera Corp. 2.13% 09/01/24 $ 981,500
10,000,000 Infinera Corp. 2.50  03/01/27 11,176,856
2,000,000 Infinera Corp.
(a)
3.75  08/01/28 2,488,800
5,542,000 InterDigital, Inc. 2.00  06/01/24 5,330,711
3,500,000 InterDigital, Inc.
(a)
3.50  06/01/27 3,325,000
5,100,000 Palo Alto Networks, Inc. 0.38  06/01/25 7,555,650
4,500,000 Q2 Holdings, Inc. 0.13  11/15/25 3,726,450
7,338,000 Q2 Holdings, Inc.
(b)
0.75  06/01/26 6,075,864
9,500,000 TechTarget, Inc.
(a)(c)
8.07  12/15/26 7,305,500
6,000,000 Upwork, Inc. 0.25  08/15/26 4,521,656
4,500,000 Wayfair, Inc.
(a)
3.25  09/15/27 3,453,750
55,941,737
Consumer Discretionary - 11.7%
5,000,000 Airbnb, Inc.
(c)
2.28  03/15/26 4,127,500
8,110,000 Alarm.com Holdings, Inc.
(c)
1.40 -
5.07  01/15/26 6,625,059
8,245,000 American Airlines Group, Inc.
(b)
6.50  07/01/25 8,731,455
2,144,000 American Eagle Outfitters, Inc.
(b)
3.75  04/15/25 3,794,880
2,660,000 Carnival Corp.
(a)
5.75  12/01/27 2,388,680
6,814,000 Chegg, Inc.
(c)
7.53  09/01/26 5,413,041
5,750,000 Cracker Barrel Old Country Store, Inc. 0.63  06/15/26 4,937,812
1,500,000 Eventbrite, Inc. 5.00  12/01/25 1,381,950
6,000,000 Fisker, Inc.
(a)
2.50  09/15/26 2,940,000
6,000,000 Fiverr International, Ltd.
(c)
6.95  11/01/25 4,898,595
3,500,000 Groupon, Inc. 1.13  03/15/26 2,047,500
9,940,000 IMAX Corp. 0.50  04/01/26 8,433,214
2,125,000 indie Semiconductor, Inc.
(a)
4.50  11/15/27 2,101,625
7,186,000 LCI Industries 1.13  05/15/26 6,090,135
5,000,000 Lucid Group, Inc.
(a)
1.25  12/15/26 2,577,500
9,000,000 Luminar Technologies, Inc.
(a)
1.25  12/15/26 5,096,700
5,000,000 Marriott Vacations Worldwide Corp.
(a)
3.25  12/15/27 4,950,000
4,205,000 National Vision Holdings, Inc. 2.50  05/15/25 5,790,641
1,250,000 NCL Corp., Ltd.
(a)
2.50  02/15/27 900,000
5,150,000 NCL Corp., Ltd. 1.13  02/15/27 3,521,570
1,000,000 Penn Entertainment, Inc.
(b)
2.75  05/15/26 1,479,000
1,000,000 Royal Caribbean Cruises, Ltd. 2.88  11/15/23 984,000
5,500,000 Royal Caribbean Cruises, Ltd.
(a)
6.00  08/15/25 6,935,500
648,000 Spirit Airlines, Inc. 4.75  05/15/25 1,143,162
7,715,000 Stride, Inc. 1.13  09/01/27 6,909,554
7,697,000 Topgolf Callaway Brands Corp. 2.75  05/01/26 10,049,396
6,000,000 Virgin Galactic Holdings, Inc.
(a)
2.50  02/01/27 2,697,000
116,945,469
Consumer Staples - 2.4%
4,922,000 FTI Consulting, Inc.
(b)
2.00  08/15/23 7,766,916
10,680,000 MGP Ingredients, Inc. 1.88  11/15/41 13,497,384
2,500,000 The Chefs' Warehouse, Inc.
(a)
2.38  12/15/28 2,511,000
23,775,300
Energy - 8.3%
7,500,000 Array Technologies, Inc. 1.00  12/01/28 7,661,250
9,850,000 Enphase Energy, Inc.
(c)
2.31  03/01/28 11,567,840
9,000,000 Green Plains, Inc. 2.25  03/15/27 10,791,000
8,510,000 Helix Energy Solutions Group, Inc.
(b)
6.75  02/15/26 11,800,118
8,500,000 Northern Oil and Gas, Inc.
(a)
3.63  04/15/29 9,180,000
8,000,000 Oil States International, Inc. 4.75  04/01/26 8,644,800
9,000,000 Peabody Energy Corp.
(a)
3.25  03/01/28 14,161,500
9,390,000 Stem, Inc.
(a)
0.50  12/01/28 5,951,382
3,500,000 Sunnova Energy International, Inc.
(a)
2.63  02/15/28 2,843,750
82,601,640

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2022

Absolute Funds
Principal Security Description Rate Maturity Value
Financials - 0.3%
$ 1,000,000 EZCORP, Inc.
(a)
3.75% 12/15/29 $ 972,500
1,717,000 Redfin Corp.
(c)
2.80 -
25.72  10/15/25 1,031,282
2,000,000 Redfin Corp. 0.50  04/01/27 924,000
2,927,782
Health Care - 19.1%
3,000,000 1Life Healthcare, Inc. 3.00  06/15/25 2,907,000
8,000,000 Accuray, Inc. 3.75  06/01/26 6,648,654
11,255,000 Allscripts Healthcare Solutions, Inc.
(b)
0.88  01/01/27 16,087,616
8,000,000 Alphatec Holdings, Inc. 0.75  08/01/26 7,350,400
9,000,000 Artivion, Inc. 4.25  07/01/25 7,864,200
4,997,000 Ascendis Pharma A/S
(a)
2.25  04/01/28 5,137,069
4,000,000 Assertio Holdings, Inc.
(a)
6.50  09/01/27 5,221,827
1,000,000 Bridgebio Pharma, Inc. 2.50  03/15/27 450,000
5,000,000 Bridgebio Pharma, Inc. 2.25  02/01/29 1,909,375
4,115,000 CONMED Corp.
(b)
2.63  02/01/24 4,682,870
7,880,000 CONMED Corp.
(a)
2.25  06/15/27 7,218,080
7,250,000 Cutera, Inc.
(a)
2.25  06/01/28 7,743,000
2,750,000 Cutera, Inc.
(a)
4.00  06/01/29 2,813,525
4,095,000 Exact Sciences Corp. 0.38  03/15/27 3,398,850
3,150,000 Gossamer Bio, Inc.
(b)
5.00  06/01/27 1,019,025
7,500,000 Halozyme Therapeutics, Inc.
(a)
1.00  08/15/28 8,873,437
6,500,000 Inotiv, Inc. 3.25  10/15/27 2,665,000
8,425,000 Insmed, Inc. 0.75  06/01/28 6,992,750
7,500,000 Integra LifeSciences Holdings Corp. 0.50  08/15/25 7,308,750
4,000,000 Invacare Corp. 4.25  03/15/26 1,904,117
5,416,000 Ironwood Pharmaceuticals, Inc. 0.75  06/15/24 5,839,125
5,500,000 Jazz Investments I, Ltd. 2.00  06/15/26 6,565,625
6,500,000 Lantheus Holdings, Inc.
(a)
2.63  12/15/27 6,577,350
9,000,000 MannKind Corp. 2.50  03/01/26 10,750,500
8,500,000 NextGen Healthcare, Inc.
(a)
3.75  11/15/27 8,884,589
3,500,000 Novocure, Ltd.
(c)
3.47 -
3.54  11/01/25 3,121,650
4,882,000 NuVasive, Inc. 0.38  03/15/25 4,288,837
7,000,000 Omnicell, Inc. 0.25  09/15/25 6,139,000
5,000,000 Pacira BioSciences, Inc. 0.75  08/01/25 4,528,125
7,826,000 PetIQ, Inc. 4.00  06/01/26 6,534,710
5,626,000 SmileDirectClub, Inc.
(a)(c)
2.76 -
59.01  02/01/26 562,600
3,086,000 Tabula Rasa HealthCare, Inc. 1.75  02/15/26 2,412,808
2,035,000 Travere Therapeutics, Inc.
(b)
2.50  09/15/25 1,878,508
4,000,000 Travere Therapeutics, Inc. 2.25  03/01/29 3,660,000
9,000,000 Varex Imaging Corp. 4.00  06/01/25 10,524,600
190,463,572
Industrials - 10.4%
8,160,000 Camtek, Ltd./Israel
(a)(c)
3.57 -
6.92  12/01/26 6,205,680
1,280,000 Chart Industries, Inc.
(a)
1.00  11/15/24 2,548,480
8,120,000 CryoPort, Inc.
(a)
0.75  12/01/26 5,973,072
6,500,000 GoPro, Inc. 1.25  11/15/25 5,908,375
8,500,000 Granite Construction, Inc.
(b)
2.75  11/01/24 10,331,325
8,558,000 Itron, Inc.
(c)
10.51  03/15/26 7,050,080
6,139,000 John Bean Technologies Corp. 0.25  05/15/26 5,301,027
1,608,000 Kaman Corp. 3.25  05/01/24 1,502,676
5,620,000 KBR, Inc.
(b)
2.50  11/01/23 11,877,870
9,982,000 Mesa Laboratories, Inc.
(b)
1.38  08/15/25 9,013,746
6,400,000 Patrick Industries, Inc. 1.75  12/01/28 5,248,000
11,000,000 The Greenbrier Cos., Inc. 2.88  04/15/28 9,751,500
6,230,000 The Middleby Corp. 1.00  09/01/25 7,354,515
7,061,000 Winnebago Industries, Inc. 1.50  04/01/25 7,440,529
9,500,000 Xometry, Inc.
(a)
1.00  02/01/27 8,071,139
103,578,014

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2022

Absolute Funds
Principal Security Description Rate Maturity Value
Information Technology - 25.5%
$ 8,000,000 Altair Engineering, Inc.
(a)
1.75% 06/15/27 $ 7,344,000
8,581,000 Alteryx, Inc. 1.00  08/01/26 7,208,040
3,000,000 Bandwidth, Inc. 0.25  03/01/26 2,276,400
7,240,000 Bandwidth, Inc. 0.50  04/01/28 4,574,956
10,000,000 Bentley Systems, Inc. 0.38  07/01/27 8,190,000
3,500,000 Blackline, Inc. 0.13  08/01/24 3,897,980
7,500,000 Blackline, Inc.
(c)
3.26  03/15/26 6,426,562
9,348,000 Box, Inc.
(c)
0.00  01/15/26 12,306,642
7,125,000 Confluent, Inc.
(c)
6.90 -
7.46  01/15/27 5,415,000
7,000,000 Coupa Software, Inc. 0.38  06/15/26 6,765,500
7,000,000 Digital Ocean Holdings, Inc.
(c)
6.58  12/01/26 5,267,500
9,250,000 Dropbox, Inc.
(c)
4.11  03/01/26 8,399,000
7,186,000 Envestnet, Inc. 0.75  08/15/25 6,521,295
2,500,000 Envestnet, Inc.
(a)
2.63  12/01/27 2,695,000
3,994,000 Evolent Health, Inc. 1.50  10/15/25 4,345,472
8,000,000 Fastly, Inc.
(c)
1.84 -
8.45  03/15/26 5,840,000
9,075,000 Five9, Inc. 0.50  06/01/25 8,335,387
5,500,000 Guidewire Software, Inc.
(b)
1.25  03/15/25 5,117,750
5,070,000 Impinj, Inc. 1.13  05/15/27 6,109,350
5,797,000 LivePerson, Inc.
(c)
5.05  12/15/26 4,162,826
10,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 8,625,000
6,500,000 Magnite, Inc. 0.25  03/15/26 5,082,350
2,478,000 Mitek Systems, Inc. 0.75  02/01/26 2,056,740
7,000,000 Model N, Inc. 2.63  06/01/25 9,467,500
9,477,000 Parsons Corp. 0.25  08/15/25 10,817,995
11,107,000 Perficient, Inc. 0.13  11/15/26 8,635,693
3,000,000 Porch Group, Inc.
(a)
0.75  09/15/26 1,658,070
9,750,000 Progress Software Corp. 1.00  04/15/26 10,013,250
8,360,000 PROS Holdings, Inc. 2.25  09/15/27 7,369,340
5,000,000 Rapid7, Inc. 2.25  05/01/25 4,815,000
9,850,000 Semtech Corp.
(a)
1.63  11/01/27 10,120,875
6,943,000 Silicon Laboratories, Inc. 0.63  06/15/25 8,709,299
9,903,000 SMART Global Holdings, Inc. 2.25  02/15/26 10,008,219
5,000,000 Unity Software, Inc.
(c)
1.77 -
2.05  11/15/26 3,767,500
3,200,000 Veeco Instruments, Inc. 3.75  06/01/27 4,945,600
6,300,000 Verint Systems, Inc. 0.25  04/15/26 5,512,500
6,500,000 Veritone, Inc. 1.75  11/15/26 3,948,750
5,000,000 Wolfspeed, Inc.
(a)
0.25  02/15/28 4,335,000
2,000,000 Wolfspeed, Inc.
(a)
1.88  12/01/29 1,811,000
9,425,000 Workiva, Inc. 1.13  08/15/26 11,668,150
254,566,491
Materials - 1.5%
7,000,000 MP Materials Corp.
(a)
0.25  04/01/26 6,151,250
8,034,000 SSR Mining, Inc. 2.50  04/01/39 9,018,165
15,169,415
Utilities - 1.3%
11,000,000 Ormat Technologies, Inc.
(a)
2.50  07/15/27 12,848,000
Total Corporate Convertible Bonds (Cost $929,047,201) 858,817,420
Corporate Non-Convertible Bond - 0.3%
Materials - 0.3%
3,700,000 Century Aluminum Co.
(Cost $3,986,522) 2.75  05/01/28 2,671,400
Total Fixed Income Securities (Cost $933,033,723) 861,488,820
Shares Security Description Value
Investment Company - 1.5%
1,505,720 Absolute Flexible Fund
(d)
(Cost $15,058,860) 15,252,945

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2022

Absolute Funds
Shares Security Description Value
Money Market Fund - 6.8%
67,645,680 First American Treasury Obligations Fund, Class X, 4.20%
(b)(e)
(Cost $67,645,680) $ 67,645,680
Total Long Positions - 94.7% (Cost $1,015,738,263) 944,387,445
Total Short Positions - (36.3)% (Proceeds $(438,540,493)) (362,177,574)
Other Assets & Liabilities, Net - 41.6% 415,035,301
Net Assets - 100.0% $ 997,245,172

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2022

Absolute Funds
i
Shares Security Description Value
Short Positions - (36.3)%
Common Stock - (36.3)%
Communication Services - (1.8)%
(1,170,985) Infinera Corp. $ (7,892,439)
(29,237) InterDigital, Inc. (1,446,647)
(45,068) Palo Alto Networks, Inc. (6,288,789)
(37,299) Q2 Holdings, Inc. (1,002,224)
(31,300) TechTarget, Inc. (1,379,078)
(18,009,177)
Consumer Discretionary - (4.7)%
(5,002) Airbnb, Inc., Class A (427,671)
(20,091) Alarm.com Holdings, Inc. (994,103)
(370,263) American Airlines Group, Inc. (4,709,745)
(229,500) American Eagle Outfitters, Inc. (3,203,820)
(146,000) Carnival Corp. (1,176,760)
(12,794) Chegg, Inc. (323,304)
(15,086) Cracker Barrel Old Country Store, Inc. (1,429,248)
(70,500) Eventbrite, Inc., Class A (413,130)
(163,805) Fisker, Inc. (1,190,862)
(4,895) Fiverr International, Ltd. (142,640)
(23,600) Groupon, Inc. (202,488)
(151,094) IMAX Corp. (2,215,038)
(179,120) indie Semiconductor, Inc., Class A (1,044,270)
(21,000) LCI Industries (1,941,450)
(50,938) Lucid Group, Inc. (347,906)
(237,399) Luminar Technologies, Inc. (1,175,125)
(16,147) Marriott Vacations Worldwide Corp. (2,173,225)
(95,985) National Vision Holdings, Inc. (3,720,379)
(108,700) Norwegian Cruise Line Holdings, Ltd. (1,330,488)
(35,000) Penn Entertainment, Inc. (1,039,500)
(90,500) Royal Caribbean Cruises, Ltd. (4,473,415)
(43,600) Spirit Airlines, Inc. (849,328)
(90,300) Stride, Inc. (2,824,584)
(323,000) Topgolf Callaway Brands Corp. (6,379,250)
(20,304) Upwork, Inc. (211,974)
(351,822) Virgin Galactic Holdings, Inc. (1,224,341)
(53,800) Wayfair, Inc., Class A (1,769,482)
(46,933,526)
Consumer Staples - (1.8)%
(46,423) FTI Consulting, Inc. (7,371,973)
(86,130) MGP Ingredients, Inc. (9,162,509)
(39,406) The Chefs' Warehouse, Inc. (1,311,432)
(17,845,914)
Energy - (4.5)%
(251,504) Array Technologies, Inc. (4,861,572)
(26,340) Enphase Energy, Inc. (6,979,047)
(218,000) Green Plains, Inc. (6,649,000)
(698,185) Helix Energy Solutions Group, Inc. (5,152,605)
(158,828) Northern Oil and Gas, Inc. (4,895,079)
(422,548) Oil States International, Inc. (3,152,208)
(402,649) Peabody Energy Corp. (10,637,987)
(197,710) Stem, Inc. (1,767,527)
(71,600) Sunnova Energy International, Inc. (1,289,516)
(45,384,541)
Financials - (0.1)%
(61,196) EZCORP, Inc., Class A (498,747)
(18,350) Redfin Corp. (77,804)
(576,551)
Health Care - (8.4)%
(24,500) 1Life Healthcare, Inc. (409,395)
(533,000) Accuray, Inc. (1,113,970)
(695,000) Allscripts Healthcare Solutions, Inc. (12,259,800)
(238,000) Alphatec Holdings, Inc. (2,939,300)
(218,000) Artivion, Inc. (2,642,160)
(21,500) Ascendis Pharma A/S, ADR (2,625,795)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2022

Absolute Funds
Shares Security Description Value
Health Care - (8.4)% (continued)
(711,000) Assertio Holdings, Inc. $ (3,057,300)
(41,600) Bridgebio Pharma, Inc. (316,992)
(58,389) CONMED Corp. (5,175,601)
(141,900) Cutera, Inc. (6,274,818)
(17,050) Exact Sciences Corp. (844,145)
(154,500) Gossamer Bio, Inc. (335,265)
(100,000) Halozyme Therapeutics, Inc. (5,690,000)
(88,200) Inotiv, Inc. (435,708)
(183,000) Insmed, Inc. (3,656,340)
(56,339) Integra LifeSciences Holdings Corp. (3,158,928)
(175,000) Invacare Corp. (73,500)
(214,207) Ironwood Pharmaceuticals, Inc. (2,654,025)
(24,624) Jazz Pharmaceuticals PLC (3,922,849)
(50,700) Lantheus Holdings, Inc. (2,583,672)
(1,207,000) MannKind Corp. (6,360,890)
(206,819) NextGen Healthcare, Inc. (3,884,061)
(6,300) Novocure, Ltd. (462,105)
(15,807) NuVasive, Inc. (651,881)
(32,583) Omnicell, Inc. (1,642,835)
(33,783) Pacira BioSciences, Inc. (1,304,362)
(94,082) PetIQ, Inc. (867,436)
(76,000) SmileDirectClub, Inc. (26,767)
(11,570) Tabula Rasa HealthCare, Inc. (57,271)
(117,655) Travere Therapeutics, Inc. (2,474,285)
(303,245) Varex Imaging Corp. (6,155,873)
(84,057,329)
Industrials - (4.6)%
(60,034) Camtek, Ltd./Israel (1,318,347)
(20,900) Chart Industries, Inc. (2,408,307)
(19,924) CryoPort, Inc. (345,681)
(299,000) GoPro, Inc., Class A (1,489,020)
(158,728) Granite Construction, Inc. (5,566,591)
(24,471) Itron, Inc. (1,239,456)
(14,000) John Bean Technologies Corp. (1,278,620)
(3,000) Kaman Corp. (66,900)
(214,842) KBR, Inc. (11,343,658)
(14,300) Mesa Laboratories, Inc. (2,376,803)
(41,260) Patrick Industries, Inc. (2,500,356)
(113,936) The Greenbrier Cos., Inc. (3,820,274)
(35,900) The Middleby Corp. (4,807,010)
(71,200) Winnebago Industries, Inc. (3,752,240)
(116,200) Xometry, Inc., Class A (3,745,126)
(46,058,389)
Information Technology - (8.8)%
(59,440) Altair Engineering, Inc., Class A (2,702,737)
(7,761) Alteryx, Inc., Class A (393,250)
(22,164) Bandwidth, Inc., Class A (508,664)
(51,210) Bentley Systems, Inc., Class B (1,892,722)
(42,024) BlackLine, Inc. (2,826,954)
(274,668) Box, Inc. (8,550,415)
(18,038) Confluent, Inc., Class A (401,165)
(6,279) Coupa Software, Inc. (497,108)
(10,070) DigitalOcean Holdings, Inc. (256,483)
(88,283) Dropbox, Inc., Class A (1,975,774)
(40,133) Envestnet, Inc. (2,476,206)
(75,300) Evolent Health, Inc., Class A (2,114,424)
(13,164) Fastly, Inc., Class A (107,813)
(22,183) Five9, Inc. (1,505,338)
(14,617) Guidewire Software, Inc. (914,439)
(34,100) Impinj, Inc. (3,723,038)
(19,037) LivePerson, Inc. (193,035)
(53,415) Lumentum Holdings, Inc. (2,786,661)
(13,700) Magnite, Inc. (145,083)
(57,000) Mitek Systems, Inc. (552,330)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2022

Absolute Funds
Shares Security Description Value
Information Technology - (8.8)% (continued)
(139,051) Model N, Inc. $ (5,639,909)
(143,382) Parsons Corp. (6,631,417)
(22,297) Perficient, Inc. (1,556,999)
(58,000) Porch Group, Inc. (109,040)
(103,700) Progress Software Corp. (5,231,665)
(125,200) PROS Holdings, Inc. (3,037,352)
(28,593) Rapid7, Inc. (971,590)
(182,500) Semtech Corp. (5,235,925)
(39,628) Silicon Laboratories, Inc. (5,376,331)
(312,862) SMART Global Holdings, Inc. (4,655,387)
(3,748) Unity Software, Inc. (107,155)
(187,900) Veeco Instruments, Inc. (3,491,182)
(42,900) Verint Systems, Inc. (1,556,412)
(76,133) Veritone, Inc. (403,505)
(39,524) Wolfspeed, Inc. (2,728,737)
(78,568) Workiva, Inc. (6,597,355)
(87,853,600)
Materials - (0.8)%
(146,800) Century Aluminum Co. (1,200,824)
(82,553) MP Materials Corp. (2,004,387)
(282,000) SSR Mining, Inc. (4,418,940)
(7,624,151)
Utilities - (0.8)%
(90,592) Ormat Technologies, Inc. (7,834,396)
Total Common Stock (Proceeds $(438,540,493)) (362,177,574)
Total Short Positions - (36.3)% (Proceeds $(438,540,493)) $ (362,177,574)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
December 31, 2022

Absolute Funds
At December 3 1 , 202 2 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Convertible Arbitrage Fund’s Schedule of
Investments. Transactions during the period with affiliates were as follows:
At December 31, 2022, the value of investments in affiliated companies was $15,252,945 representing 1.5% of net assets, and the total cost was
$15,058,860. Net unrealized appreciation/(depreciation)was $194,085, the net change in unrealized appreciation/(depreciation) was $194,085 net realized gain/(loss) was $0, total capital gain distributions were $58,860 and investment income was $261,047.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $205,573,230 or 20.6% of net assets.
(b) All or a portion of this security is held as collateral for securities sold short.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Affiliated Company.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(750) US Treasury 5 Year Note Future 03/31/23 $ (81,169,045) $ (80,947,266) $ 221,779
Investment Companies
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation/
(Depreciation)
Balance
12/31/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 1,505,720 – 1,505,720
Cost $ – $ 15,058,860 $ – $ 15,058,860 $ – $ 58,860 $ 261,047
Value $ – – – $ 194,085 15,252,945

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
December 31, 2022

Absolute Funds
*Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 858,817,420 $ – $ 858,817,420
Corporate Non-Convertible Bond – 2,671,400 – 2,671,400
Investment Company 15,252,945 – – 15,252,945
Money Market Fund – 67,645,680 – 67,645,680
Investments at Value $ 15,252,945 $ 929,134,500 $ – $ 944,387,445
Other Financial Instruments*
Futures 221,779 – – 221,779
Total Assets $ 15,474,724 $ 929,134,500 $ – $ 944,609,224
Liabilities
Securities Sold Short
Common Stock $ (362,177,574) $ – $ – $ (362,177,574)
Securities Sold Short $ (362,177,574) $ – $ – $ (362,177,574)
Total Liabilities $ (362,177,574) $ – $ – $ (362,177,574)